Obligations under capital leases	12 Months Ended
Dec. 31, 2014
Obligations under capital leases [Abstract]
Obligations under capital leases
(15) Obligations under capital leases

The Group has commitments under capital lease agreements as for a part of new third production line and associated equipment. The lease has terms of 3 years expiring by the end of December, 2015. As of December 31, 2014, future payments under these capital leases are as follows:

	December 31,2014						December 31,2013
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
							Present
							value of
							the	Total
	Present value of the						minimum	minimum
	minimum lease		Total minimum lease				lease	lease
	payments		payments		Interest		payments	payments	Interest

Within 1 year	8,259	1,331	8,555	1,379	296	48	8,314	9,166	852
After 1 year but within 2 years	303	49	306	49	3	-	8,259	8,555	296
After 2 years but within 3 years	-	-	-	-	-	-	304	306	2
After 3 years	-	-	-		-		-	-	-
	8,562	1,380	8,861	1,428	299	48	16,877	18,027	1,150

Less: balance due within one year classified as current liabilities	(8,259)	(1,331)					(8,314)
	303	49					8,563

Details of obligations under capital leases are as follows:

	December 31,2014	December 31,2013
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2014	8,562	16,877

	8,562	16,877

Guarantee deposit of RMB800 (US$129) over the capital leased assets concerned and relevant insurance policies were provided to the lessor as collateral and security. In addition, as is customary in the case of capital leases, the Group’s obligations are guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd. In August 2014, Shandong SNTON Group Co., Ltd. accepted the responsibility of guarantee for the Group's obligation from Beijing Shiweitong Technology Development Co., Ltd.